APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

Acadian Emerging Markets Portfolio
Acadian Emerging Markets Debt Fund

3. Investment Company Act File Number: 811-06400

    Securities Act File Number:  033-42484

4(a). Last day of fiscal year for which this Form is filed:

October 31, 2013

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 805,722,702.00
 (ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 307,909,282.00
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  118,997,266.00
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 426,909,548.00
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 378,816,154.00
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 0
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0001288
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 48,791.52

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_____0____

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 48,791.52


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ X ] Wire Transfer
[   ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Michael Lawson

	 Michael Lawson, Controller & CFO

 Date: January 23, 2014

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

AIG Money Market

3. Investment Company Act File Number: 811-06400

    Securities Act File Number:  033-42484

4(a). Last day of fiscal year for which this Form is filed:
 October 31, 2013

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 73,158,258,000.00
(ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 74,963,700,000.00
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  5,314,566,000.00
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 80,278,266,000.00
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 0.00
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 7,120,008,000.00
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0001288
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 0.00

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $____0_____

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 0.00



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[   ] Wire Transfer
[   ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Michael Lawson

	 Michael Lawson, Controller & CFO

 Date: January 23, 2014

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

AlphaOne Micro Cap Equity
AlphaOne U.S. Equity Long Short

3. Investment Company Act File Number: 811-06400

    Securities Act File Number:  033-42484

4(a). Last day of fiscal year for which this Form is filed:

October 31, 2013

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 32,057,042.28
 (ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 12,096,169.13
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  0
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 12,096,169.13
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 19,960,873.15
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 0
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0001288
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 2,570.96

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_____0____

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 2,570.96


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ X ] Wire Transfer
[   ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Michael Lawson

	 Michael Lawson, Controller & CFO

 Date: January 23, 2014

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

CBRE Clarion Long/Short Fund
CBRE Clarion Global Infrastructure Value Fund

3. Investment Company Act File Number: 811-06400

    Securities Act File Number:  033-42484

4(a). Last day of fiscal year for which this Form is filed:

October 31, 2013

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 479,175,569.00
 (ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 132,077,039.00
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  0
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 132,077,039.00
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 347,098,530.00
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 0
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0001288
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 44,706.29

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_____0____

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 44,706.29


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ X ] Wire Transfer
[   ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Michael Lawson

	 Michael Lawson, Controller & CFO

 Date: January 23, 2014

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

Cornerstone Global Public Equity Fund
Cornerstone Income Opportunities Fund
Cornerstone Public Alternatives Fund
Cornerstone Real Assets Fund

3. Investment Company Act File Number: 811-06400

    Securities Act File Number:  033-42484

4(a). Last day of fiscal year for which this Form is filed:

October 31, 2013

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 197,449,468.00
 (ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 105,412,880.00
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  0
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 105,412,880.00
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 92,036,588.00
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 0
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0001288
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 11,854.31

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_____0____

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 11,854.31


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ X ] Wire Transfer
[   ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Michael Lawson

	 Michael Lawson, Controller & CFO

 Date: January 23, 2014

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

Edgewood Growth Fund

3. Investment Company Act File Number: 811-06400

    Securities Act File Number:  033-42484

4(a). Last day of fiscal year for which this Form is filed:
 October 31, 2013

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 681,838,614.00
(ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 518,481,867.00
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  0
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 518,481,867.00
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 163,356,747.00
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 0
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0001288
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 21,040.35

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $____0_____

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 21,040.35



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ X ] Wire Transfer
[   ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Michael Lawson

	 Michael Lawson, Controller & CFO

 Date: January 23, 2014

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

FMC Select Fund
FMC Strategic Value Fund

3. Investment Company Act File Number: 811-06400

    Securities Act File Number:  033-42484

4(a). Last day of fiscal year for which this Form is filed:
 October 31, 2013

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 32,662,000.00
(ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 44,162,000.00
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to reduce registration fees payable to the commission:
	$ 115,819,000.00
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 159,981,000.00
(v)    Net Sales - if Item 5(i) is greater than Item 5(iv)
 	[subtract Item 5(iv) from Item 5(i)]:  $ 0
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 127,319,000.00
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0001288
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 0
6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $____0_____

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[  ] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Michael Lawson

	 Michael Lawson, Controller & CFO

 Date: January 23, 2014

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

Haverford Quality Growth Stock Fund

3. Investment Company Act File Number: 811-06400

    Securities Act File Number:  033-42484

4(a). Last day of fiscal year for which this Form is filed:

October 31, 2013

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 28,215,595.00
 (ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 22,067,675.00
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  0
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 22,067,675.00
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 6,147,920.00
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 0
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0001288
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 791.85

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $____0_____

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 791.85



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ X ] Wire Transfer
[   ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Michael Lawson

	 Michael Lawson, Controller & CFO

 Date: January 23, 2014

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

ICM Small Company

3. Investment Company Act File Number: 811-06400

    Securities Act File Number:  033-42484

4(a). Last day of fiscal year for which this Form is filed:
 October 31, 2013

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 250,615,783.00
 (ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 320,584,515.00
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to reduce registration fees payable to the commission:
	$ 350,523,497.00
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 671,108,012.00
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 0
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 420,492,229.00
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0001288
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 0

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $____0_____

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 0



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[   ] Wire Transfer
[   ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Michael Lawson

	Michael Lawson, Controller & CFO

 Date: January 23, 2014

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

Loomis Sayles Full Discretion Institutional Securitized Fund

3. Investment Company Act File Number: 811-06400

    Securities Act File Number:  033-42484

4(a). Last day of fiscal year for which this Form is filed:
 October 31, 2013

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 171,897,912.00
 (ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 37,265,501.00
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to reduce registration fees payable to the commission:
	$ 0
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 37,265,501.00
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 134,632,411.00
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 0
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0001288
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 17,340.65

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $____0_____

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 17,340.65



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ X ] Wire Transfer
[   ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Michael Lawson

	Michael Lawson, Controller & CFO

 Date: January 23, 2014

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

LSV Conservative Value Equity
LSV Conservative Core Equity
LSV Small Cap Value
LSV Value Equity


3. Investment Company Act File Number: 811-06400

    Securities Act File Number:  033-42484

4(a). Last day of fiscal year for which this Form is filed:

October 31, 2013

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 309,374,000.00
(ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 334,798,000.00
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  1,211,824,000.00
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 1,546,622,000.00
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 0
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 1,237,248,000.00
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0001288
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 0

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $____0_____

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 0


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[  ] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Michael Lawson

	Michael Lawson, Controller & CFO

 Date: January 23, 2014

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

McKee International Equity

3. Investment Company Act File Number: 811-06400

    Securities Act File Number:  033-42484

4(a). Last day of fiscal year for which this Form is filed:

October 31, 2013

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 21,073,179.00
 (ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 39,252,679.00
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  10,584,763.00
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 49,837,442.00
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 0.00
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 28,764,263.00
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0001288
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 0.00

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_____0____

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 0.00



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[   ] Wire Transfer
[   ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Michael Lawson

	Michael Lawson, Controller & CFO

 Date: January 23, 2014

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

Rice Hall James Micro Cap
Rice Hall James Small Cap
Rice Hall James Mid Cap

3. Investment Company Act File Number: 811-06400

    Securities Act File Number:  033-42484

4(a). Last day of fiscal year for which this Form is filed:

October 31, 2013

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]







<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 12,282,104.00
 (ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 40,494,327.00
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  140,801,419.00
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 181,295,746.00
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 0
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 169,013,642.00
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0001288
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 0

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $____0_____

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 0



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[  ] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Michael Lawson

	Michael Lawson, Controller & CFO

 Date: January 23, 2014

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

Sands Capital Global Growth

3. Investment Company Act File Number: 811-06400

    Securities Act File Number:  033-42484

4(a). Last day of fiscal year for which this Form is filed:

October 31, 2013

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 59,495,377.00
 (ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 2,084,335.00
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  0
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 2,084,335.00
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 57,411,042.00
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 0
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0001288
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 7,394.54

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $____0_____

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 7,394.54



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ X ] Wire Transfer
[   ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Michael Lawson

	 Michael Lawson, Controller & CFO

 Date: January 23, 2014

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

Thomson Horstmann & Bryant Microcap

3. Investment Company Act File Number: 811-06400

    Securities Act File Number:  033-42484

4(a). Last day of fiscal year for which this Form is filed:

October 31, 2013

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 47,083,420.00
 (ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 561,987.00
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  0
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 561,987.00
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 46,521,433.00
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 0
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0001288
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 5,991.96

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $____0_____

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 5,991.96



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ X ] Wire Transfer
[   ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Michael Lawson

	 Michael Lawson, Controller & CFO

 Date: January 23, 2014

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

TS&W Equity

3. Investment Company Act File Number: 811-06400

    Securities Act File Number:  033-42484

4(a). Last day of fiscal year for which this Form is filed:

October 31, 2013

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 2,825,475.00
 (ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 7,534,482.00
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  10,126,230.74
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 17,660,712.74
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 0
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 14,835,237.74
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0001288
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 0

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $____0_____

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 0



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[  ] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Michael Lawson

	 Michael Lawson, Controller & CFO

 Date: January 23, 2014

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

UA S&P 500 Index Fund

3. Investment Company Act File Number: 811-06400

    Securities Act File Number:  033-42484

4(a). Last day of fiscal year for which this Form is filed:
 October 31, 2013

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 11,760,858.83
 (ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 148,755,207.70
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  776,883,640.00
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 925,638,847.70
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 0
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 913,877,988.87
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0001288
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 0

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_____0____

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 0



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[  ] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Michael Lawson

	 Michael Lawson, Controller & CFO

 Date: January 23, 2014

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

WHG Large Cap Value
WHG SMidCap
WHG SMidCap Plus
WHG Small Cap Value
WHG Income Opportunity
WHG Dividend Growth
WHG Short Duration High Yield
WHG Global Equity
WHG Global Dividend
WHG Emerging Markets

3. Investment Company Act File Number: 811-06400

    Securities Act File Number:  033-42484

4(a). Last day of fiscal year for which this Form is filed:
 October 31, 2013

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]




<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 1,160,022,917.00
 (ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 464,580,355.00
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  0
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 464,580,355.00
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 695,442,562.00
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 0
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0001288
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 89,573.00

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $____0_____

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 89,573.00


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ X ] Wire Transfer
[   ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Michael Lawson

	 Michael Lawson, Controller & CFO

 Date: January 23, 2014